UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio Class (QAAAJX)

This annual shareholder report contains important information about Blue Chip Growth Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Portfolio Class	$82	0.75%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor concerns around the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The portfolio seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Blue Chip Growth Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,444	10,097	10,074
2016	9,418	10,362	10,136
2016	10,117	10,818	10,600
2016	10,078	11,274	10,708
2017	11,121	11,921	11,662
2017	12,012	12,280	12,206
2017	12,834	12,842	12,926
2017	13,723	13,656	13,943
2018	14,497	13,568	14,140
2018	15,314	14,095	14,954
2018	16,295	15,099	16,325
2018	13,986	12,940	13,732
2019	16,248	14,757	15,943
2019	16,902	15,361	16,682
2019	16,625	15,540	16,930
2019	18,166	16,954	18,729
2020	15,780	13,410	16,088
2020	20,138	16,364	20,567
2020	22,580	17,871	23,285
2020	24,394	20,495	25,938
2021	24,514	21,796	26,182
2021	27,453	23,592	29,307
2021	27,559	23,568	29,646
2021	28,692	25,754	33,096
2022	25,149	24,395	30,103
2022	18,867	20,321	23,805
2022	17,976	19,413	22,949
2022	17,645	20,808	23,453
2023	20,542	22,302	26,822
2023	23,816	24,172	30,258
2023	23,131	23,386	29,310
2023	26,342	26,209	33,462
2024	30,043	28,835	37,281
2024	32,884	29,762	40,388
2024	33,745	31,616	41,677
2024	35,697	32,448	44,623
2025	32,435	30,916	40,175
2025	38,489	34,314	47,342
2025	41,542	37,120	52,318
2025	42,385	38,012	52,906

202501-4140694, 202601-5111876

E307-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Portfolio (Blue Chip Growth Portfolio Class)	18.74%	11.68%	15.54%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,600,757
  Number of Portfolio Holdings72
  Investment Advisory Fees Paid (000s)$14,178
  Portfolio Turnover Rate18.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Consumer Discretionary	16.5
Communication Services	14.8
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.2
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio Class (QAAAJX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio - II Class (QAAGXX)

This annual shareholder report contains important information about Blue Chip Growth Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Portfolio - II Class	$109	1.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was Oracle. After surging toward the end of the third quarter due to a robust improvement in its outlook, shares of Oracle gave back those gains—and more—amid multiple investor concerns, including customer concentration, elevated capital expenditures, funding sources, and cash flow. Our position in ServiceNow also hurt returns as shares fell on investor concerns around the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows.

  The portfolio seeks to provide long-term capital growth by investing in “blue chip” companies with leading market positions, seasoned management, and strong financial positions, with the potential for above-average growth and profitability. Trading activity was minimal during the period due to our confidence in the long-term outlook of our positioning in the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Blue Chip Growth Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,437	10,097	10,074
2016	9,405	10,362	10,136
2016	10,098	10,818	10,600
2016	10,054	11,274	10,708
2017	11,086	11,921	11,662
2017	11,962	12,280	12,206
2017	12,776	12,842	12,926
2017	13,655	13,656	13,943
2018	14,415	13,568	14,140
2018	15,220	14,095	14,954
2018	16,184	15,099	16,325
2018	13,881	12,940	13,732
2019	16,113	14,757	15,943
2019	16,754	15,361	16,682
2019	16,469	15,540	16,930
2019	17,986	16,954	18,729
2020	15,612	13,410	16,088
2020	19,914	16,364	20,567
2020	22,312	17,871	23,285
2020	24,087	20,495	25,938
2021	24,191	21,796	26,182
2021	27,073	23,592	29,307
2021	27,162	23,568	29,646
2021	28,261	25,754	33,096
2022	24,761	24,395	30,103
2022	18,562	20,321	23,805
2022	17,672	19,413	22,949
2022	17,334	20,808	23,453
2023	20,169	22,302	26,822
2023	23,378	24,172	30,258
2023	22,690	23,386	29,310
2023	25,821	26,209	33,462
2024	29,427	28,835	37,281
2024	32,196	29,762	40,388
2024	33,014	31,616	41,677
2024	34,902	32,448	44,623
2025	31,694	30,916	40,175
2025	37,584	34,314	47,342
2025	40,545	37,120	52,318
2025	41,336	38,012	52,906

202501-4140694, 202601-5111876

E357-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Chip Growth Portfolio (Blue Chip Growth Portfolio - II Class)	18.43%	11.41%	15.25%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Growth Index (Strategy Benchmark)	18.56	15.32	18.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,600,757
  Number of Portfolio Holdings72
  Investment Advisory Fees Paid (000s)$14,178
  Portfolio Turnover Rate18.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	48.5%
Consumer Discretionary	16.5
Communication Services	14.8
Financials	7.9
Health Care	6.8
Industrials & Business Services	3.2
Consumer Staples	0.7
Materials	0.6
Utilities	0.5
Other	0.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	14.1%
Microsoft	11.8
Apple	9.0
Alphabet	7.1
Amazon.com	6.4
Broadcom	4.9
Meta Platforms	4.8
Carvana	4.2
Eli Lilly	3.1
Tesla	2.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Blue Chip Growth Portfolio

Blue Chip Growth Portfolio - II Class (QAAGXX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Blue Chip Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Blue Chip Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 60.09 $ 46.19 $ 30.94 $ 53.12 $ 50.71
Investment activities
Net investment loss
(1)(2)
(0.15) (0.10) (0.05) (0.09) (0.24)
Net realized and unrealized gain/loss 11.34 16.52 15.30 (20.36) 9.00
Total from investment activities 11.19 16.42 15.25 (20.45) 8.76
Distributions
Net realized gain (5.95) (2.52) – (1.73) (6.35)
NET ASSET VALUE
End of period $ 65.33 $ 60.09 $ 46.19 $ 30.94 $ 53.12
Ratios/Supplemental Data
Total return
(2)(3)
18.74% 35.51% 49.29% (38.50)% 17.62%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.75% 0.78% 0.85% 0.85% 0.85%
Net expenses after waivers/payments by Price
Associates 0.75% 0.74% 0.75% 0.75% 0.75%
Net investment loss (0.23)% (0.18)% (0.14)% (0.24)% (0.42)%
Portfolio turnover rate 18.4% 16.0% 11.8% 18.0% 38.2%
Net assets, end of period (in thousands) $ 1,718,669 $ 1,630,078 $ 1,326,676 $ 1,055,580 $ 1,771,014
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. Rowe Price Blue Chip Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 56.35 $ 43.54 $ 29.23 $ 50.47 $ 48.48
Investment activities
Net investment loss
(1)(2)
(0.29) (0.22) (0.14) (0.18) (0.36)
Net realized and unrealized gain/loss 10.61 15.55 14.45 (19.33) 8.59
Total from investment activities 10.32 15.33 14.31 (19.51) 8.23
Distributions
Net realized gain (5.95) (2.52) – (1.73) (6.24)
NET ASSET VALUE
End of period $ 60.72 $ 56.35 $ 43.54 $ 29.23 $ 50.47
Ratios/Supplemental Data
Total return
(2)(3)
18.43% 35.17% 48.96% (38.66)% 17.33%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1.00% 1.03% 1.10% 1.10% 1.10%
Net expenses after waivers/payments by Price
Associates 1.00% 1.00% 1.00% 1.00% 1.00%
Net investment loss (0.48)% (0.43)% (0.39)% (0.49)% (0.67)%
Portfolio turnover rate 18.4% 16.0% 11.8% 18.0% 38.2%
Net assets, end of period (in thousands) $ 882,088 $ 768,116 $ 619,232 $ 449,529 $ 785,041
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Blue Chip Growth Portfolio
December 31, 2025

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.0%
COMMUNICATION
SERVICES  14.8%
Entertainment  2.0%
Netflix (1) 551,074 51,669
51,669
Interactive Media &
Services  11.9%
Alphabet, Class A  125,497 39,280
Alphabet, Class C  466,947 146,528
Meta Platforms, Class A  188,657 124,531
310,339
Wireless Telecommunication
Services  0.9%
T-Mobile U.S.  109,018 22,135
22,135
Total Communication Services 384,143
CONSUMER
DISCRETIONARY  16.5%
Automobiles  2.9%
Tesla (1) 169,373 76,170
76,170
Broadline Retail  6.9%
Amazon.com (1) 722,782 166,833
Sea, ADR (1) 91,317 11,649
178,482
Hotels, Restaurants &
Leisure  1.8%
Booking Holdings  4,424 23,692
Chipotle Mexican Grill (1) 298,416 11,042
DoorDash, Class A (1) 51,308 11,620
46,354
Specialty Retail  4.9%
Carvana (1) 248,166 104,731
Ross Stores  61,439 11,068
TJX  79,738 12,248
128,047
Total Consumer Discretionary 429,053
CONSUMER STAPLES  0.7%
Food Products  0.2%
Mondelez International, Class A  76,094 4,096
4,096
Household Products  0.5%
Colgate-Palmolive  89,135 7,043
Procter & Gamble  38,244 5,481
12,524
Total Consumer Staples 16,620
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  7.9%
Capital Markets  1.4%
Charles Schwab  77,443 7,737
Goldman Sachs Group  12,086 10,624
Moody's  15,294 7,813
Morgan Stanley  64,990 11,538
37,712
Financial Services  5.3%
Adyen (EUR) (1) 2,777 4,478
Mastercard, Class A  102,649 58,600
Visa, Class A  216,100 75,789
138,867
Insurance  1.2%
Chubb  73,700 23,003
Marsh & McLennan  40,919 7,592
30,595
Total Financials 207,174
HEALTH CARE  6.8%
Health Care Equipment &
Supplies  1.9%
Intuitive Surgical (1) 65,714 37,218
Medline, Class A (1) 54,507 2,289
Stryker  31,289 10,997
50,504
Health Care Providers &
Services  0.7%
UnitedHealth Group  52,732 17,407
17,407
Life Sciences Tools &
Services  1.1%
Danaher  62,074 14,210
Thermo Fisher Scientific  26,181 15,171
29,381
Pharmaceuticals  3.1%
Eli Lilly  75,686 81,338
81,338
Total Health Care 178,630
INDUSTRIALS & BUSINESS
SERVICES  3.2%
Aerospace & Defense  2.0%
General Electric  151,027 46,521
TransDigm Group  4,467 5,940
52,461
Commercial Services &
Supplies  0.3%
Cintas  27,967 5,260
Veralto  12,604 1,257
6,517

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.7%
GE Vernova  26,103 17,060
17,060
Ground Transportation  0.2%
Old Dominion Freight Line  32,574 5,108
5,108
Total Industrials & Business Services 81,146
INFORMATION
TECHNOLOGY  48.0%
Electronic Equipment,
Instruments & Components  0.5%
TE Connectivity  53,037 12,066
12,066
IT Services  0.9%
Shopify, Class A (1) 151,442 24,378
24,378
Semiconductors & Semiconductor
Equipment  21.1%
ASML Holding  19,924 21,316
Broadcom  367,960 127,351
Monolithic Power Systems  13,594 12,321
NVIDIA  1,971,946 367,768
Taiwan Semiconductor
Manufacturing, ADR  49,948 15,179
Texas Instruments  33,890 5,879
549,814
Software  16.5%
Aestas DBA OpenAI, Class
A, Acquisition Date: 10/3/25,
Cost $8,011 (1)(2)(3) 18,630 9,001
Canva, Class B, Acquisition Date:
8/16/21 - 12/17/21, Cost $2,456 (1)
(2)(3) 1,441 2,372
Crowdstrike Holdings, Class A (1) 21,433 10,047
Datadog, Class A (1) 28,298 3,848
Gusto, Acquisition Date: 10/4/21,
Cost $805 (1)(2)(3) 27,971 680
Microsoft  635,729 307,451
Oracle  140,574 27,399
Palantir Technologies, Class A (1) 44,681 7,942
Roper Technologies  20,595 9,168
ServiceNow (1) 247,675 37,941
Synopsys (1) 27,361 12,852
428,701
Technology Hardware, Storage &
Peripherals  9.0%
Apple  860,481 233,930
233,930
Total Information Technology 1,248,889
MATERIALS  0.6%
Chemicals  0.6%
Linde  17,614 7,511
Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  25,776 8,352
Total Materials 15,863
UTILITIES  0.5%
Electric Utilities  0.5%
Constellation Energy  38,614 13,641
Total Utilities 13,641
Total Common Stocks (Cost
$673,912) 2,575,159
CONVERTIBLE PREFERRED STOCKS  0.5%
INFORMATION
TECHNOLOGY  0.5%
Software  0.5%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157 (1)
(2)(3) 92 151
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17 (1)(2)
(3) 10 16
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $742 (1)(2)(3) 12,546 2,384
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $2,305 (1)(2)(3) 31,368 5,960
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $354 (1)(2)(3) 4,817 915
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 901
OpenAI, Series A-3, Acquisition
Date: 8/15/25, Cost $830 (1)(2)(3) 2,705 1,307
Total Information Technology 11,634
Total Convertible Preferred Stocks
(Cost $5,531) 11,634
CORPORATE BONDS  0.1%
Carvana, 9.00%, 6/1/30, (11.00%
Cash or 13.00% PIK until 8/15/25
then 9.00% Cash to maturity) (4)(5) 1,475,518 1,538
Carvana, 9.00%, 6/1/31, (14.00%
PIK until 8/15/25 then 9.00% Cash to
maturity) (4)(5) 2,017,311 2,270
Total Corporate Bonds (Cost
$3,194) 3,808

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 3.77% (6)(7) 10,950,968 10,951
Total Short-Term Investments
(Cost $10,951) 10,951
Total Investments in Securities
100.0% of Net Assets
(Cost $693,588) $ 2,601,552
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $23,687 and represents 0.9% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,808 and represents 0.1% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ —# $ — $ 539+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ 10,461  ¤  ¤ $ 10,951^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $539 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,951.

T. ROWE PRICE Blue Chip Growth Portfolio
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $693,588) $ 2,601,552
Receivable for shares sold 873
Dividends and interest receivable 415
Other assets 9
Total assets 2,602,849
Liabilities
Investment management fees payable 1,293
Payable for shares redeemed 303
Due to affiliates 14
Payable to directors 2
Other liabilities 480
Total liabilities 2,092
NET ASSETS $ 2,600,757
Net Assets Consist of:
Total distributable earnings (loss) $ 1,930,278
Paid-in capital applicable to 40,831,949 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 670,479
NET ASSETS $ 2,600,757
NET ASSET VALUE PER SHARE
Blue Chip Growth Portfolio Class
(Net assets: $1,718,669; Shares outstanding: 26,306,001) $ 65.33
Blue Chip Growth Portfolio - II Class
(Net assets: $882,088; Shares outstanding: 14,525,948) $ 60.72

T. Rowe Price Blue Chip Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $61) $ 12,019
.
  Interest 483
Total income 12,502
Expenses
Investment management 14,178
Shareholder servicing
Blue Chip Growth Portfolio Class $ 2,457
Blue Chip Growth Portfolio - II Class 1,197 3,654
Rule 12b-1 fees
Blue Chip Growth Portfolio - II Class 2,002
Prospectus and shareholder reports
Blue Chip Growth Portfolio Class 8
Blue Chip Growth Portfolio - II Class 7 15
Custody and accounting 247
Legal and audit 33
Directors 8
Miscellaneous 26
Total expenses 20,163
Net investment loss (7,661)
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 240,996
Change in net unrealized gain / loss
Securities 185,825
Other assets and liabilities denominated in foreign currencies (20)
Change in net unrealized gain / loss 185,805
Net realized and unrealized gain / loss 426,801
INCREASE IN NET ASSETS FROM OPERATIONS
$ 419,140

T. Rowe Price Blue Chip Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (7,661) $ (5,724)
Net realized gain 240,996 157,387
Change in net unrealized gain / loss 185,805 509,279
Increase in net assets from operations 419,140 660,942
Distributions to shareholders
Net earnings
Blue Chip Growth Portfolio Class (143,668) (65,754)
Blue Chip Growth Portfolio - II Class (78,466) (32,727)
Decrease in net assets from distributions (222,134) (98,481)
Capital share transactions
*
Shares sold
Blue Chip Growth Portfolio Class 203,170 252,746
Blue Chip Growth Portfolio - II Class 119,141 107,346
Distributions reinvested
Blue Chip Growth Portfolio Class 143,668 65,754
Blue Chip Growth Portfolio - II Class 78,466 32,727
Shares redeemed
Blue Chip Growth Portfolio Class (394,602) (401,552)
Blue Chip Growth Portfolio - II Class (144,286) (167,196)
Increase (decrease) in net assets from capital share transactions 5,557 (110,175)
Net Assets
Increase during period 202,563 452,286
Beginning of period 2,398,194 1,945,908
End of period $ 2,600,757 $ 2,398,194
*Share information (000s)
Shares sold
Blue Chip Growth Portfolio Class 3,232 4,556
Blue Chip Growth Portfolio - II Class 2,033 2,055
Distributions reinvested
Blue Chip Growth Portfolio Class 2,225 1,087
Blue Chip Growth Portfolio - II Class 1,307 577
Shares redeemed
Blue Chip Growth Portfolio Class (6,277) (7,238)
Blue Chip Growth Portfolio - II Class (2,445) (3,223)
Increase (decrease) in shares outstanding 75 (2,186)

T. Rowe Price Blue Chip Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Blue Chip Growth Portfolio (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Blue Chip Growth Portfolio (Blue
Chip Growth Portfolio Class) and the Blue Chip Growth Portfolio–II (Blue Chip Growth Portfolio–II Class). Blue Chip Growth
Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Blue Chip Growth
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. Rowe Price Blue Chip Growth Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Blue Chip Growth Portfolio

The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $448,598,000 and $673,201,000, respectively, for the year ended December 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,558,628 $ 4,478 $ 12,053 $ 2,575,159
Convertible Preferred Stocks — — 11,634 11,634
Corporate Bonds — 3,808 — 3,808
Short-Term Investments 10,951 — — 10,951
Total $ 2,569,579 $ 8,286 $ 23,687 $ 2,601,552

T. Rowe Price Blue Chip Growth Portfolio

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of
($000s)
December 31,
2025
December 31,
2024
Long-term capital gain $ 222,134 $ 98,481
($000s)
Cost of investments $ 697,743
Unrealized appreciation $ 1,928,041
Unrealized depreciation (24,211)
Net unrealized appreciation (depreciation) $ 1,903,830
($000s)
Undistributed ordinary income $ 1,972
Undistributed long-term capital gain 24,476
Net unrealized appreciation (depreciation) 1,903,830
Total distributable earnings (loss) $ 1,930,278

T. Rowe Price Blue Chip Growth Portfolio

income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.75%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates and $16,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the

T. Rowe Price Blue Chip Growth Portfolio

independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Blue Chip Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Blue Chip Growth
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Blue Chip Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Blue Chip Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $222,134,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $11,166,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $10,163,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E307-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2026